Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Operating loss for the year	$ (38,016,689)	$ (39,623,645)	$ (8,253,093)
Adjustments to reconcile net loss to net cash used in activities:
Share-based payments	1,708,075	513,541	325,908
Warrant issued for services performed	109,431
Gain on settlement of contract disputes		(83,320)	(5,027)
Interest receivable	133,612	69,754	15,028
Taxation payable		(287)	(774)
Changes in operating assets and liabilities:
Prepaid expenses and other receivables	60,405	(233,407)	(155,578)
Accounts payable and other accrued liabilities	(1,429,563)	11,415,353	75,852
Net cash used in operating activities	(37,434,729)	(27,942,011)	(7,997,684)
Financing activities
Proceeds from issuance of promissory notes			704,210
Proceeds from issuance of term loan	15,000,000
Costs of issuance of term loan	(575,970)
Proceeds from issue of share capital	25,416,301	24,995,980	38,660,106
Costs of issuance of share capital	(1,734,562)	(3,370,155)	(2,559,477)
Proceeds from exercise of warrants and options	419,004	117,313	62,739
Interest paid	(70,833)	(314,916)	(268,216)
Net cash provided by financing activities	38,453,940	21,428,222	36,599,362
Net change in cash	1,019,211	(6,513,789)	28,601,678
Cash, beginning of the year	21,829,632	28,594,347
Effect of foreign exchange rate changes	(197,368)	(250,926)	(10,612)
Cash, end of the year	22,651,475	21,829,632	28,594,347
Non-cash investment activity
Acquisition of intangible asset with equity issuances			$ 6,195,748
Non-cash financing activity
Conversion of notes payable to ordinary shares		3,550,786
Fair value of warrants issued in conjunction with issuance of share capital		$ 5,662,119
Fair value of warrants issued in conjunction with issuance of term loan	$ 419,573